Accounts receivable net (Details 2) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Accounts receivable, net		$ 3,631		$ 3,199
Current
Accounts receivable, net		1,441		2,014
1 - 30 Days Past Due
Accounts receivable, net		1,570		85
31 - 60 Days Past Due
Accounts receivable, net		495		202
61 - 90 Days Past Due
Accounts receivable, net		108		41
Greater Than or Equal to 91 Days
Accounts receivable, net		17		857
Past Due
Accounts receivable, net		$ 2,190		$ 1,185
ZHEJIANG TIANLAN
Accounts receivable, net | ¥	¥ 106,022,000		¥ 118,621,000
ZHEJIANG TIANLAN | Within 1 Year
Accounts receivable, net | ¥	85,534,000		76,590,000
ZHEJIANG TIANLAN | 1 year - 2 Years
Accounts receivable, net | ¥	12,144,000		31,389,000
ZHEJIANG TIANLAN | 2 Years - 3 Years
Accounts receivable, net | ¥	5,111,000		6,128,000
ZHEJIANG TIANLAN | 3 Years - 4 Years
Accounts receivable, net | ¥	5,141,000		3,678,000
ZHEJIANG TIANLAN | 4 Years - 5 Years
Accounts receivable, net | ¥	¥ 1,092,000		¥ 836,000